COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of future minimum payments of operating leases

As previously reported in the Company’s audited financial statements for the year ended December 31, 2020 and under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2020 are as follows (in thousands):

	Operating	Finance
	Leases	Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		1,996

Future minimum payments as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total	$253,796

Summary of estimated purchase commitment

Minimum
Purchase
Years ended December 31,	Commitment
2021 (remainder of the year)	$104,370
2022	202,400
2023	202,400
Total	$509,170

Minimum
Purchase
Commitment
Year Ending December 31:
2021	$101,200
2022	202,400
2023	202,400
Total	$506,000

Summary of future minimum payments of capital leases

	Operating	Finance
	Leases	Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		1,996

Future minimum payments for the capital lease as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$1,729
2022	1,547
2023	1,174
2024	9
Total capital lease obligations	4,459
Less amounts representing interest	(1,202)
Capital lease obligations, net of interest	$3,257